Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2021
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	49,677,779	8,502,176	—	58,179,955	58,179,955
Derivative financial instruments	194,911	10,748,803	—	10,943,714	10,943,714
Fair value through other comprehensive income
Securities	32,332,377	—	—	32,332,377	32,332,377
Evaluated at amortized cost
Securities	1,870,205	671,977	—	2,542,182	2,238,807
Securities purchased under agreements to resell	—	9,124,719	—	9,124,719	8,894,531
Securities trading and intermediation	—	1,405,651	—	1,405,651	1,405,651
Accounts receivable	—	469,086	—	469,086	469,086
Loan operations	—	12,844,037	—	12,844,037	12,819,627
Other financial assets	—	461,515	—	461,515	461,515
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	518,804	—	2,665,202	2,665,202
Derivative financial instruments	157,710	11,750,473	—	11,908,183	11,908,183
Evaluated at amortized cost
Securities sold under repurchase agreements	—	26,276,252	—	26,276,252	26,281,345
Securities trading and intermediation	—	15,597,555	—	15,597,555	15,597,555
Financing instruments payable	—	23,974,348	—	23,974,348	24,429,086
Borrowings	—	1,932,859	—	1,932,859	1,928,782
Accounts payables	—	867,526	—	867,526	867,526
Other financial liabilities	—	6,937,029	743,443	7,680,472	7,680,472
Investments in associates measured at fair value	—	—	1,221,424	1,221,424	1,221,424

	2020
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,549,047	14,040,966	—	49,590,013	49,590,013
Derivative financial instruments	26,535	7,532,898	—	7,559,433	7,559,433
Fair value through other comprehensive income
Securities	19,039,044	—	—	19,039,044	19,039,044
Evaluated at amortized cost
Securities	1,830,031	—	—	1,830,031	1,828,704
Securities purchased under agreements to resell	—	6,627,044	—	6,627,044	6,627,409
Securities trading and intermediation	—	1,051,566	—	1,051,566	1,051,566
Accounts receivable	—	506,359	—	506,359	506,359
Loan operations	—	4,037,954	—	4,037,954	3,918,328
Other financial assets	—	69,971	—	69,971	69,971
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	—	—	2,237,442	2,237,442
Derivative financial instruments	13,221	7,806,143	—	7,819,364	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,810,893	—	31,810,893	31,839,344
Securities trading and intermediation	—	20,303,121	—	20,303,121	20,303,121
Financing instruments payable	—	5,162,453	—	5,162,453	5,551,849
Borrowings	—	283,993	—	283,993	284,087
Debentures	—	331,520	—	331,520	335,250
Accounts payables	—	859,550	—	859,550	859,550
Other financial liabilities	—	1,244,232	462,000	1,706,232	1,706,232